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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended       March 31, 2008
                                                -------------------------

Check here if Amendment [_];  Amendment Number:  _____
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GENERAL ATLANTIC LLC
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Address:     3 Pickwick Plaza
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             Greenwich, CT 06830
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Form 13F File Number:    028-03473
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas J. Murphy
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Title:       Chief Financial Officer
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Phone:       (203) 629-8600
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Signature, Place, and Date of Signing:


   /s/ Thomas J. Murphy               Greenwich, CT            May 15, 2008
----------------------------    ------------------------     -----------------
        [Signature]                   [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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


                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
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Form 13F Information Table Entry Total:             14
                                                ------------------

Form 13F Information Table Value Total:             $3,952,372
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                                                    (thousands)


Confidential treatment has been requested for information relating to a certain holding reported by this Institutional Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            NONE







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

                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   --------------------   ----------  --------  --------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT   OTHER            VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION  MANAGERS   SOLE        SHARED     NONE
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
DICE HOLDINGS         COM      253017107    201,369    22,600,310   SH           SOLE                22,600,310
----------------------------------------------------------------------------------------------------------------------------------
GENPACT               COM      G3922B107  1,308,701   106,832,699   SH         OTHER(1)                         106,832,699
----------------------------------------------------------------------------------------------------------------------------------
HEWITT                COM      42822Q100    388,731     9,774,477   SH           SOLE                 9,774,477
----------------------------------------------------------------------------------------------------------------------------------
IHS INC               COM      451734107    224,281     3,487,500   SH           SOLE                 3,487,500
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MEDAVANT
(Formerly
ProxyMed, Inc.)       COM      744290305      4,058     3,381,802   SH           SOLE                 3,381,802
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MERCADOLIBRE          COM      58733R102    156,501     3,936,140   SH           SOLE                 3,936,140
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NET1 UEPS
TECHNOLOGIES INC      COM      64107N206    144,525     6,409,091   SH           SOLE                 6,409,091
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NYMEX                 COM      62948N104    567,262     6,259,100   SH           SOLE                 6,259,100
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NYSE EURONEXT         COM      629491101    447,458     7,250,973   SH           SOLE                 7,250,973
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PATNI COMPUTER
SYSTEMS               ADR      703248203    115,225    10,080,933   SH           SOLE                10,080,933
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RISKMETRICS
GROUP INC             COM      767735103    258,000    13,333,332   SH           SOLE                13,333,332
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SYS TECHNOLOGIES      COM      785070103      3,012     1,401,107   SH           SOLE                 1,401,107
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VIMICRO
CORPORATION           ADR      92718N109      4,127     1,500,934   SH           SOLE                 1,500,934
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WUXI                  ADR      929352102    129,122     5,774,676   SH           SOLE                 5,774,676
----------------------------------------------------------------------------------------------------------------------------------

(1) General Atlantic LLC ("General Atlantic") hereby advises that it may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 with respect to Genpact Ltd. common shares which are co-owned by an investment group affiliated with General Atlantic and another investment group through their shared ownership of Genpact Investment Co. (Lux) SICAR S.a.r.l.


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